VAN KAMPEN TAX EXEMPT TRUST,
on behalf of its series,
Van Kampen High Yield Municipal Fund

Supplement dated December 7, 2009 to the
Prospectus dated March 31, 2009,
as previously supplemented on October 20, 2009,
September 14, 2009 and August 14, 2009

The Prospectus is hereby supplemented as follows:

The first two paragraphs of the section entitled “Investment Advisory Services — Portfolio management” are hereby deleted in their entirety and replaced with the following:

Portfolio management. The Fund is managed by members of the Adviser’s Municipal Fixed Income team. The Municipal Fixed Income team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are William D. Black, Mark Paris and James D. Phillips, each an Executive Director of the Adviser.

Mr. Black has been associated with the Adviser in an investment management capacity since 1998 and began managing the Fund in March 2008. Mr. Paris has been associated with the Adviser in an investment management capacity since 2002 and began managing the Fund in March 2008. Mr. Phillips has been associated with the Adviser in an investment management capacity since 1991 and began managing the Fund in 2002.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

HYMSPT 12/09

VAN KAMPEN TAX-EXEMPT TRUST

Supplement dated December 7, 2009 to the
Statement of Additional Information dated March 31, 2009

The Statement of Additional Information is hereby supplemented as follows:

(1) In the section entitled “Fund Management – Accounts Managed by Portfolio Managers as of November 30, 2008,” the table is hereby deleted in its entirety and replaced with the following:

			Pooled Investment Vehicles
	Registered Investment		Other than Registered
	Companies		Investment Companies		Other Accounts
	Number of	Total Assets in	Number of	Total Assets	Number of	Total Assets
Portfolio Managers	Accounts	Accounts	Accounts	in Accounts	Accounts	in Accounts

William D. Black	12	$9.2 billion	0	$0	0	$0

Mark Paris	17	$10.6 billion	0	$0	2	$28.4 million

James D. Phillips	2	$4.7 billion	0	$0	0	$0

(2) The section entitled “Fund Management – Securities Ownership of Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

As of November 30, 2008, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

William D. Black – $100,001 – $500,000;
Mark Paris – None;
James D. Phillips – $100,001 – $500,000.

RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MULTIFNDSPTSAI1 12/09